Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (26,861)	$ (803,402)	$ (900,707)	$ (873,011)
Adjustments to reconcile profit (loss) before income tax to net cash flows
Provision for doubtful accounts				9,065
Share-based payments	896	26,793	41,386	57,149
Depreciation	2,165	64,754	39,315	41,926
Amortization	222	6,648	8,144	10,570
Interest expense	791	23,656	9,886	3,385
Interest income	(247)	(7,399)	(2,453)	(5,060)
Gain on disposal of property, plant and equipment	(16)	(488)	(1,478)	(20)
Prepayments for equipment being transferred to other expense	0	0	780
Adjustments for unrealised foreign exchange losses (gains)	(302)	(9,034)
Changes in operating assets
Accounts receivable, net	(193)	(5,777)	(721)	(701)
Current contract assets	77	2,283	(2,283)
Other receivables	28	839	14,158	(19,546)
Prepayments	126	3,789	17,475	(24,501)
Changes in operating liabilities
Notes payable	0	0		(206)
Current contract liabilities	360	10,760	(7,941)
Other payables	(2,432)	(72,744)	106,776	(25,035)
Other current liabilities	(8)	(222)	(366)	248
Provision for liabilities—non-current	0	0		(74)
Other non-current liabilities	(4)	(118)	(124)	47
Cash outflow from operations	(25,398)	(759,662)	(678,153)	(825,764)
Interest received	258	7,717	2,210	5,165
Interest paid	(748)	(22,366)	(9,924)	(3,361)
Income tax paid	(138)	(4,120)	(488)	(230)
Tax refunds received	29	869	316	5,051
Net cash flows used in operating activities	(25,997)	(777,562)	(686,039)	(819,139)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of current financial assets at amortized cost	0	0	307,150
Proceeds from disposal of current financial assets at amortized cost	10,314	308,505		0
Decrease in other financial assets	0	0		1,817
Acquisition of property, plant and equipment	(1,859)	(55,592)	(66,709)	(18,133)
Proceeds from disposal of property, plant and equipment	53	1,584		24
Acquisition of intangible assets	(150)	(4,477)	(3,163)	(7,201)
(Increase) decrease in refundable deposits	73	2,171	8,258	(5,998)
Net cash flows (used in) provided by investing activities	8,431	252,191	(368,764)	(29,491)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	1,003	30,000	46,000	46,000
Payments of short-term borrowings	(1,003)	(30,000)	(46,000)	(46,000)
Proceeds from long-term borrowings			731,580
Payments of long-term borrowings	(1,886)	(56,425)	(366,874)	(1,700)
Proceeds from finance lease liabilities	1,003	30,000	40,000	48,000
Payments of finance lease liabilities	(2,188)	(65,455)	(44,000)	(46,500)
Proceeds from issuance of new share capital	27,964	836,400	550,857
Issuance of restricted stocks to employees			500	5,000
Cancellation of restricted stocks	(17)	(512)	(350)	(316)
Net cash flows from financing activities	24,876	744,008	911,713	4,484
Effect from foreign currency exchange	(75)	(2,247)	(1,139)	(2,941)
Net (decrease) increase in cash and cash equivalents	7,235	216,390	(144,229)	(847,087)
Cash and cash equivalents at beginning of year	26,997	807,484	951,713	1,798,800
Cash and cash equivalents at end of year	$ 34,232	$ 1,023,874	$ 807,484	$ 951,713